Document and Entity Information	Jan. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2017
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Jan. 31, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Feb. 29, 2016